Description of Organization and Business Operations	12 Months Ended
Oct. 31, 2012
Description Of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
1.  DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Nautilus Marine Acquisition Corp. (the “Company”) is a blank check company formed pursuant to the laws of the Republic of the Marshall Islands for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, exchangeable share transaction or other similar business transaction, one or more operating businesses or assets (“Business Transaction”). The Company has neither engaged in any operations nor generated any revenues to date.

The registration statement for the Company’s initial public offering was declared effective on July 14, 2011. On July 20, 2011, the Company consummated a public offering of 4,800,000 units, with each unit consisting of one share of its common stock and one warrant to purchase one share of its common stock (the “IPO” — Note 3). The shares of common stock sold as part of the units in the IPO are referred herein as “public shares.” Prior to the consummation of the IPO, the Company completed a private placement (the “private placement”) of an aggregate of 3,108,000 warrants (“insider warrants”) to certain initial holders, generating gross proceeds of $2,331,000. The Company received gross proceeds of $50,331,000 before deducting underwriters’ compensation of $1,176,000 and including $2,331,000 received for the sale of 3,108,000 warrants to the initial holders. On November 22, 2010, the Company completed a private placement of 1,380,000 shares of its common stock (the “initial shares”) to its sponsors, Astra Maritime Inc. and Orca Marine Corp, for net proceeds of $25,000. The private placements of the initial shares and insider warrants are collectively referred herein to as the “private placements” — Note 4.

Upon the closing of the IPO and the private placements for the insider warrants, $48,480,000 was placed into a trust account (discussed below). As of October 31, 2012, the proceeds placed into the trust account were invested in money market funds investing solely in U.S. government treasury bills and meeting the conditions under Rule 2a-7 promulgated under the Investment Company Act. The trust account is held at a bank in London and is maintained by American Stock Transfer & Trust Company acting as trustee. Except for the interest income that may be released to the Company to pay any taxes and to fund working capital requirements, none of the funds held in trust will be released from the trust account until the earlier of (i) the consummation of a Business Transaction, (ii) the redemption of the shares sold in the public offering if the Company is unable to consummate a Business Transaction by February 14, 2013 or (iii) the Company’s liquidation (if no redemption occurs).

Initial Business Transaction

For the purposes of consummating a Business Transaction, the Company is not limited to a particular industry or geographic region, although its management team will initially focus its search on identifying a prospective target business in the international marine shipping, offshore and related maritime service industries. To date, the management’s efforts have been limited to organizational and financing activities and from July 20, 2011, the identification of potential target businesses and assets. Presently, no business operations and financing activities exist. The initial Business Transaction must be with one or more assets or target businesses having an aggregate fair market value of at least 80% of the value of the trust account (excluding taxes) at the time of the agreement to enter into such initial Business Transaction.

Upon the consummation of the initial Business Transaction, subject to certain limitations, the Company will provide its shareholders with the opportunity to redeem their shares of common stock for cash equal to their pro rata share of the aggregate amount then on deposit in the trust account, less taxes and amounts released for working capital purposes. The Company intends to consummate the Business Transaction and conduct the redemptions without stockholder vote and instead redeem the shares held by shareholders pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulates issuer tender offers, and will file tender offer documents with the SEC. If, however, a stockholder vote is required by law or the rules of the NASDAQ Capital Market, or the Company decides to hold a stockholder vote for business or legal reasons and it is no longer subject to the foreign private issuer rules, it will conduct the redemptions in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Regardless of whether the Company holds a stockholder vote or a tender offer in connection with an initial Business Transaction, public shareholders will

Initial Business Transaction - (continued)

have the right to redeem their shares for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the trust account, less taxes and any interest earned on the proceeds placed in the trust account actually withdrawn for working capital purposes, upon the consummation of the Company’s initial Business Transaction, subject to the limitations described herein.

The Company has recorded the 4,257,425 of public shares subject to redemption at their aggregate redemption value of $43,016,152 and $43,005,205 and classified them as temporary equity at October 31, 2012 and 2011 respectively, in accordance with Financial Accounting Standards Board, or FASB, ASC Topic 480, “Distinguishing Liabilities from Equity.”

The Company will consummate the initial Business Transaction only if holders of no more than approximately 88% of its public shares elect to redeem their shares and, solely if it seeks stockholder approval, a majority of the outstanding shares of common stock voted are voted in favor of the Business Transaction.

Permitted Purchase of Public Shares

If the Company is no longer subject to the foreign private issuer rules and holds a stockholder vote to approve the Business Transaction, and it does not conduct redemptions pursuant to the tender offer rules, it may enter into privately negotiated transactions to purchase public shares from shareholders who would otherwise elect to redeem their shares, with such purchases made using funds held in the trust account. All shares so purchased by the Company will be immediately cancelled.

Liquidation

If the Company does not consummate an initial Business Transaction by February 14, 2013, it will (i) cease all operations except for the purpose of winding up, (ii) redeem its public shares for cash equal to their pro rata share of the aggregate amount then on deposit in the trust account, less taxes and amounts released for working capital purposes, subject to applicable law, and (iii) as promptly as possible following such redemption, subject to the approval of the Company’s remaining shareholders and board of directors, dissolve and liquidate as part of its plan of dissolution and liquidation.

After distributing the proceeds of the trust account pursuant to the redemption, the Company will promptly, subject to the approval of its remaining shareholders and board of directors, distribute the balance of its net assets to the remaining shareholders according to its plan of dissolution. The Company will pay the costs of liquidation from its remaining assets outside of the trust account. If such funds are insufficient, Messrs. Tsirigakis and Syllantavos, our founders and co-chief executive officers, have agreed to advance the funds necessary to pay any and all costs involved or associated with the process of liquidation and the return of the funds in the trust account to the public shareholders.

Going Concern Considerations

If the Company does not consummate an initial business transaction by February 14, 2013, it will (i) cease all operations except for the purpose of winding up, (ii) redeem its public shares for cash equal to their pro rata share of the aggregate amount then on deposit in the trust account, less taxes and any interest earned on the proceeds placed in the trust account for working capital purposes and (iii) as promptly as possible following such redemption, subject to the approval of the Company’s remaining shareholders and board of directors, dissolve and liquidate as part of its plan of dissolution and liquidation. The Company will pay the costs of liquidation from its remaining assets outside of the trust account. If such funds are insufficient, Messrs. Tsirigakis and Syllantavos have agreed to advance the funds necessary to pay any and all costs involved or associated with the process of liquidation and the return of the funds in the trust account to the public shareholders. This mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern.